MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

July 1, 2016

VIA EDGAR AND E-MAIL

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

Re:                             Protective Life Insurance Company

Protective Variable Annuity Separate Account, No. 811-8108

Protective Variable Annuity No. 333-179649

Post-Effective Amendment No. 11 to Registration Statement on Form N-4

Commissioners:

On behalf of Protective Life Insurance Company (“the Company”) and Protective Variable Annuity Separate Account (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 (the “Securities Act”), the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 11 to the Form N-4 registration statement for certain variable annuity contracts (“Protective Variable Annuity”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933. The prospectus describes limitations of purchase payments and revisions to the Allocation Adjustment program with respect to the Protected Lifetime Income Benefits offered under the Protective Variable Annuity.  It also includes information regarding the addition of the Clayton Street Trust funds.

If you have any questions, or require any additional information, please contact me at 205.268.3581. You may also contact Tom Bisset with Sutherland Asbill & Brennan at 202.383.0118.  We thank you for your assistance with this filing.

Very truly yours,

/s/ Max Berueffy

Max Berueffy

Cc:                                                                             Thomas E. Bisset, Esq.

Sutherland Asbill & Brennan